Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions Details [Abstract]
Salary and short – term benefits	$ 1,940	$ 2,192
Stock-based compensation	1,278	3,129
Termination benefits	163	1,224
Total	$ 3,381	$ 6,545